TRUST ACCOUNT AND FAIR VALUE MEASUREMENT - Additional information (Details) - Subsequent events - Merger Agreement - USD ($)		1 Months Ended
	Jul. 16, 2021	Jul. 31, 2021
Trust Account and Fair Value Measurement [Line Items]
Value of shares redeemed		$ 87,564,196.77
Class A Common Stock
Trust Account and Fair Value Measurement [Line Items]
Number of shares redeemed	8,755,987	8,755,987
Value of shares redeemed	$ 87,564,196.77